23. Leases (Details) - BRL (R$) R$ in Millions	Dec. 31, 2020	Dec. 31, 2019
DisclosureOfLeasesLineItems [Line Items]
Present value of finance lease agreements	R$ 8,374	R$ 8,667
Future financing charges	6,630	8,007
Gross amount of finance lease agreements	15,004	16,674
Up to 1 year [member]
DisclosureOfLeasesLineItems [Line Items]
Present value of finance lease agreements	947	937
1 to 5 years [member]
DisclosureOfLeasesLineItems [Line Items]
Present value of finance lease agreements	3,053	2,936
After 5 Years [member]
DisclosureOfLeasesLineItems [Line Items]
Present value of finance lease agreements	R$ 4,374	R$ 4,794